FPA PERENNIAL FUND, INC.
SUPPLEMENT DATED JUNE 2, 2014, TO PROSPECTUS DATED APRIL 30, 2014

The Board of Directors of FPA Perennial Fund, Inc. (the "Fund"), announced today that Steven R. Geist, the Fund's Executive Vice President and Portfolio Manager has resigned as an officer of the Fund effective May 30, 2014.

Effective on May 31, 2014, references to Steven R. Geist will be deleted from the Fund's Prospectus and the Prospectus will be revised as described below.

The Summary Section in the Fund's Prospectus entitled "Portfolio Managers." is deleted and replaced as follows:

Portfolio Managers. Eric S. Ende, President and Director of the Fund, and Partner of the Adviser, has served as a portfolio manager since August 1999.

Gregory A. Herr, Vice President of the Fund, and Managing Director of the Adviser, has served as a portfolio manager since August 2013.

The Section in the Fund's Prospectus entitled "Portfolio Managers." Under the Section "MANAGEMENT AND ORGANIZATION" is deleted and replaced as follows:

Portfolio Managers

Eric S. Ende and Gregory A. Herr are primarily responsible for the day-to-day management of the Fund's portfolio.

Mr. Ende has been the President (since 1995), Portfolio Manager (since 1999) and Director (since 2000) of the Fund and Partner of the Adviser since October 2006. Mr. Ende has also served as Director of FPA Paramount Fund, Inc.; and Director, President and Chief Investment Officer of Source Capital, Inc. for more than the past five years. Mr. Ende served as Chief Investment Officer of the Fund from 1995 to 1999.

Mr. Herr has been the Vice President and Portfolio Manager of the Fund since 2013 and Managing Director of the Adviser since January 2013. Mr. Herr has also served as Co-President and Co-Chief Investment Officer of FPA Paramount Fund, Inc., and Vice President and Portfolio Manager of Source Capital, Inc. since 2013. Mr. Herr served as Vice President of First Pacific Advisors, LLC from 2007 to 2013.

FPA Paramount Fund, Inc. and Source Capital, Inc. are other registered investment companies managed by the Adviser. The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

FPA PERENNIAL FUND, INC.

SUPPLEMENT DATED JUNE 2, 2014, TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2014

The Board of Directors of FPA Perennial Fund, Inc. (the “Fund”), announced today that Steven R. Geist, the Fund’s  Executive Vice President and Portfolio Manager has resigned as an officer of the Fund effective May 30, 2014.

Effective on May 31, 2014, references to Steven R. Geist will be deleted from the Fund’s Statement of Additional Information and the Statement of Additional Information will be revised as described below.

The Section in the Fund’s Statement of Additional Information entitled “OFFICERS” is deleted and replaced as follows:

OFFICERS

		YEAR FIRST
		ELECTED AN
	POSITION WITH	OFFICER OF
NAME, ADDRESS* AND AGE	FUND	THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Gregory A. Herr, 41	Vice President & Portfolio Manager	2013

Managing Director of First Pacific Advisors, LLC (since August 2013). Co-President and Co-Chief Investment Officer of FPA Paramount Fund, Inc. (since 2013); and Vice President and Portfolio Manager of Source Capital, Inc. (since 2013). Vice President of First Pacific Advisors, LLC from April 2007 to August 2013; Vice President and Portfolio Manager of FPA Paramount Fund, Inc. from 2011 to 2013.

J. Richard Atwood, 53	Treasurer	1997

Managing Partner and Chief Operating Officer, Chief Financial Officer and Treasurer of First Pacific Advisors, LLC (since October 2006). Treasurer of each FPA Fund for more than the past five years. Former, until March 2013, Director, President, Chief Executive Officer, Chief Compliance Officer (since August 2004), Chief Financial Officer and Treasurer for more than the past five years of FPA Fund Distributors, Inc. Director, Principal, Chief Operating Officer and Chief Financial Officer (from January 1997) of First Pacific Advisors, Inc. from May 2000 to September 2006.

Sherry Sasaki, 59	Secretary	1983

Assistant Vice President and Secretary of First Pacific Advisors, LLC (since October 2006); and Secretary of each FPA Fund. Former, until March 2013, Secretary of FPA Fund Distributors, Inc. for more than the past five years. Assistant Vice President (from December 1992) and Secretary (from June 1991) of First Pacific Advisors, Inc. to September 2006.

Christopher H. Thomas, 57	Chief Compliance Officer	1995

Vice President and Chief Compliance Officer of First Pacific Advisors, LLC (since October 2006). Chief Compliance Officer of each FPA Fund (since August 2004). Former, until March 2013, Director, Vice President and Controller for more than the past five years of FPA Fund Distributors, Inc.; Controller from March 1995 to December 2005, and Vice President (from March 1995) and Chief Compliance Officer (from August 2004) of First Pacific Advisors, Inc. to September 2006; and Assistant Treasurer of each FPA Fund from April 1995 (except FPA Funds Trust from August 2002) to February 2006.

E. Lake Setzler III, 47	Assistant Treasurer	2006

Vice President and Controller of First Pacific Advisors, LLC (since October 2006); and Assistant Treasurer of each FPA Fund (since February 2006). Former Vice President and Controller of First Pacific Advisors, Inc. from December 2005 to September 2006.

Michael P. Gomez, 28	Assistant Vice President	2012

Assistant Vice President and Assistant Controller of First Pacific Advisors, LLC (since June 2010); and Assistant Vice President of each FPA Fund (since February 2012). Former Experienced Associate/in-charge within the Financial Services-Investment Management Group at  PricewaterhouseCoopers LLP from September 2007 to May 2010.

*                 The address of each officer is 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064.

The Section in the Fund’s Statement of Additional Information entitled “OTHER ACCOUNTS MANAGED BY PORTFOLIO MAMAGERS” is deleted and replaced as follows:

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. The Portfolio Managers, Eric S. Ende and Gregory A. Herr, are also responsible for the day-to-day management of one closed-end investment company, with total aggregate assets of $640 million at December 31, 2013, and one other account, with total aggregate assets of $4 million at December 31, 2013.

Mr. Herr is also responsible for the day-to-day management of one open-end investment company with one officer of the Adviser, with total aggregate assets of $298 million at December 31, 2013.

None of these accounts have an advisory fee based on the performance of the account.

The Adviser does not believe any material conflicts of interest exist as a result of the Portfolio Managers’ managing the Fund and the other accounts noted above, or with their personal accounts. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell identical securities for several clients managed by the Adviser. The Adviser may aggregate orders for its client accounts for the same security where concurrent decisions are made to purchase or to sell identical securities for several clients managed by the Adviser and such aggregation will generally result in more favorable net results for its clients. In these cases, the Adviser will allocate the securities or proceeds arising out of those transactions (and the related expenses) on an average price basis among the various participants. While the Adviser believes combining orders in this way will, over time, be advantageous to all participants, in particular cases, this procedure could have an adverse effect on the price or the amount of securities purchased or sold by any one client. In making such allocations, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending the investment. The Adviser also has a Code of Ethics, described above, which, among other matters, limits personal trading by portfolio managers and other employees of the Adviser. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

The Section in the Fund’s Statement of Additional Information entitled “OWNERSHIP OF SECURITIES” is deleted and replaced as follows:

OWNERSHIP OF SECURITIES. The dollar value of shares of the Fund owned at December 31, 2013 by Mr. Ende was over $1,000,000 and by Mr. Herr was between $10,001 and $50,000.